Share-based payments (Details)	12 Months Ended
Dec. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of ordinary shares	14,559,500
Option | October 6, 2021 | BlueSoundWaves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to BlueSoundWaves on October 6, 2021
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	6,215,800
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration
Contractual duration of the instrument (years)	10 years
Option | Employees | March 25, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company and subsidiaries on March 25, 2021
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	2,600,000
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Employees | April 19, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company and subsidiaries on April 19, 2021
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	800,000
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Employees | July 22, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company and subsidiaries on July 22, 2021
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	1,362,500
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Employees | November 24, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company and subsidiaries on November 24, 2021
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	925,000
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Board Directors | September 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to directors on September 14, 2021
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	785,600
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Option | Deputy CEO | September 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to the deputy CEO on September 14, 2021
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	250,000
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Restricted Stock Unit (RSU's) | October 6, 2021 | BlueSoundWaves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	RSUs awarded to BlueSoundWaves on October 6, 2021
Terms of the instrument	The RSUs vest automatically at no exercise price
No. of ordinary shares	1,243,100
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration
Contractual duration of the instrument (years)	10 years
Restricted Stock Unit (RSU's) | Directors | March 25, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	RSUs awarded to directors on March 25, 2021
Terms of the instrument	The RSUs vest automatically at no exercise price
No. of ordinary shares	90,000
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Restricted Stock Unit (RSU's) | Directors | September 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	RSUs awarded to directors on September 14, 2021
Terms of the instrument	The RSUs vest automatically at no exercise price
No. of ordinary shares	287,500
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years